Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

FORT CRE 2022 Holdco LLC Drawbridge Special Opportunities Fund LP 1345 Avenue of the Americas, 46th Floor New York, New York 10105

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of certain classes of FORT 2022-FL3 notes by FORT 2022-FL3 Issuer LLC. FORT CRE 2022 Holdco LLC (f/k/a FORT CRE 2021 Holdco LLC) and Drawbridge Special Opportunities Fund LP (collectively, the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, FORT 2022-FL3 CRE CM LLC, FORT CRE 2022-FL3 Issuer LLC, Goldman Sachs & Co. LLC and UBS Securities LLC (collectively, the “Other Specified Parties” and, together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On January 21, 2022, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 26 mortgage interests secured by 37 mortgaged properties (collectively, the “Collateral Interests”).

Member of Deloitte Touche Tohmatsu Limited

From August 22, 2021 through January 21, 2022, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to the Collateral Interests.

At your request, for each of the Collateral Interests set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Characteristics associated with the Source Documents for the related Collateral Interests identified on the Data File as “Shippan Landing” and “Bishop’s Lodge” (together, the “Delayed Close Collateral Interests”) that were not provided to us by representatives of the Company (the “Missing Source Documents”), as indicated on the attached Appendix B.

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We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Collateral Interests underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Collateral Interests, (iii) existence or ownership of the Collateral Interests or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

January 21, 2022

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each of the Collateral Interests (the “Source Documents”):

•	Loan agreement, promissory note, participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Mezzanine loan agreement or mezzanine promissory note (collectively, the “Mezzanine Loan Document”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary, lease estoppel or monthly operating report (collectively, the “Rent Roll”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwriting Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement, completion guaranty or environmental indemnity agreement (collectively, the “Guaranty”);
•	Ground lease and/or ground lease estoppel (collectively, the “Ground Lease”);
•	Cash management agreement, lockbox agreement and/or deposit account agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Internal accounting system balance screenshot (the “Balance Screenshot”);
•	Computer generated spreadsheet containing proposed balances related to the current balances of the Collateral Interests (the “Proposed Balances Spreadsheet”);
•	Property condition report (the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report (the “ESA Phase I Report”);
•	Seismic report (the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate or insurance summary report (collectively, the “Insurance Certificate”);
•	Property management agreement (the “Property Management Agreement”);
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”);
•	Minimum interest calculation return model (the “Minimum Return Model”) and
•	Interest Rate Cap Agreement (the “Interest Rate Cap Agreement”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	CRE CLO LOANS	None – Company Provided
2	Loan Type	None – Company Provided
3	Property Name	None – Company Provided
4	FORT 2018-1 Type	None – Company Provided
5	Property Address	Appraisal Report/Property Condition Report
6	Property City	Appraisal Report/Property Condition Report
7	Property State	Appraisal Report/Property Condition Report
8	Property Zip Code	Appraisal Report/Property Condition Report
9	Property County	Appraisal Report/Property Condition Report
10	Year Built	Appraisal Report/Property Condition Report
11	Year Renovated	Appraisal Report/Property Condition Report
12	Property Type	Appraisal Report
13	Specific Property Type	Appraisal Report
14	No of Units	Rent Roll/Appraisal Report/Property Condition Report
15	Unit of Measure	Rent Roll/Appraisal Report/Property Condition Report
16	Occupancy %	Rent Roll/Appraisal Report
17	Occupancy Source Date	Rent Roll/Appraisal Report
18	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
19	Assumed Loan (Y/N)	None – Company Provided
20	Borrower Name	Loan Agreement
21	Principals	Loan Agreement
22	Related Borrower (Y/N)	None – Company Provided
23	Note Date	Loan Agreement
24	First Payment Date	Loan Agreement/Servicer Report
25	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
26	Annual Debt Service Payment (P&I)	Refer to Calculation Procedures below
27	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
28	Fully Funded Annual Debt Service Payment ($)	Refer to Calculation Procedures below
29	Collateral Interest Commitment Original Balance ($)	Loan Agreement/Balance Screenshot/Proposed Balances Spreadsheet [1]

1 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Commitment Original Balance ($) for each related mortgaged property is equal to the product of the (a) Collateral Interest Commitment Original Balance ($) for the related Collateral Interest and (b) related Allocable Share. “Allocable Share” shall equal the quotient of the (i) allocated loan amount of each related mortgaged property (as set forth on the Loan Agreement) and (ii) aggregate allocated loan amount for such Collateral Interest.

Count	Characteristic	Source Document
30	Collateral Interest Initial Funded Amount ($)	Loan Agreement/Balance Screenshot/Proposed Balances Spreadsheet[2]
31	Future Funding Trigger / Requirements	Loan Agreement
32	Mortgage Loan Cut-off Date Future Funding Remaining Balance ($)	Servicer Report/Proposed Balances Spreadsheet
33	Collateral Interest Cut-off Date Balance ($)	Servicer Report/Balance Screenshot/Proposed Balances Spreadsheet [3]
34	Collateral Interest % of Total Cut-off Date Balance	Refer to Calculation Procedures below
35	Collateral Interest Balloon Payment ($)	Refer to Calculation Procedures below
36	Collateral Interest Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
37	Committed Collateral Interest Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
38	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
39	Cut-off Date Subordinate Debt ($)	Servicer Report/Proposed Balances Spreadsheet
40	Cut-off Date Pari Passu Debt ($)	Servicer Report/Proposed Balances Spreadsheet
41	Initial Loan Term (Original)	Loan Agreement/Servicer Report
42	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
43	Initial Maturity Date	Loan Agreement
44	Current Maturity Date	Loan Agreement/Servicer Report
45	Cut-off Date Seasoning	Refer to Calculation Procedures below
46	Extension Options	Loan Agreement
47	Extension Options Description	Loan Agreement
48	First Extension Fee ($)	Loan Agreement/Proposed Balances Spreadsheet
49	First Extension Fee %	Loan Agreement
50	First Extension Period (Months)	Loan Agreement
51	First Extension Floor	Loan Agreement
52	First Extension Cap	Loan Agreement
53	Second Extension Fee ($)	Loan Agreement/Proposed Balances Spreadsheet
54	Second Extension Fee %	Loan Agreement
55	Second Extension Period (Months)	Loan Agreement
56	Second Extension Floor	Loan Agreement
57	Second Extension Cap	Loan Agreement
58	Third Extension Fee ($)	Loan Agreement/Proposed Balances Spreadsheet
59	Third Extension Fee %	Loan Agreement

2 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Initial Funded Amount ($) for each related mortgaged property is equal to the product of (a) the Collateral Interest Initial Funded Amount ($) for the related Collateral Interest and (b) the related Allocable Share.

3 With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Cut-off Date Balance ($) for each related mortgaged property is equal to the product of (a) the Collateral Interest Cut-off Date Balance ($) for the related Collateral Interest and (b) the related Allocable Share.

Count	Characteristic	Source Document
60	Third Extension Period (Months)	Loan Agreement
61	Third Extension Floor	Loan Agreement
62	Third Extension Cap	Loan Agreement
63	Exit Fee ($)	Loan Agreement/Proposed Balances Spreadsheet
64	Exit Fee %	Loan Agreement
65	Fully Extended Loan Term (Original)	Loan Agreement/Servicer Report
66	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
67	Fully Extended Maturity Date	Loan Agreement
68	Rate Type	Loan Agreement
69	Cut-off Date Mortgage Rate	Refer to Calculation Procedures below
70	Index for Floating Rate	Loan Agreement
71	Mortgage Loan Cut-off Date Gross Margin	Loan Agreement
72	Fully Funded Mortgage Loan Margin %	Loan Agreement
73	Rounding Factor	Loan Agreement
74	Time of Rounding (Before Spread, After Spread)	Loan Agreement
75	Rounding Direction	Loan Agreement
76	Lookback Period	Loan Agreement
77	Mortgage Rate Floor	Loan Agreement
78	Mortgage Rate Cap	Loan Agreement
79	LIBOR Cap Provider	Interest Rate Cap Agreement
80	LIBOR Cap Provider Rating	Ratings Screenshots
81	LIBOR Floor %	Loan Agreement
82	LIBOR Cap Strike Price %	Interest Rate Cap Agreement
83	LIBOR Cap Expiration	Interest Rate Cap Agreement
84	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
85	B Note / Mezz Loan %	Refer to Calculation Procedures below
86	Pari Passu Loan %	Refer to Calculation Procedures below
87	Interest Accrual Basis	Loan Agreement
88	Interest Rate Change	Loan Agreement
89	Interest Rate Change Amount	Loan Agreement
90	Interest Rate Change Trigger	Loan Agreement
91	Grace Period Default (Days)	Loan Agreement
92	Grace Period Late (Days)	Loan Agreement
93	Grace Period Balloon (Days)	Loan Agreement
94	Original Prepayment Provision	Loan Agreement/Minimum Return Model
95	Remaining Prepayment Provision	Loan Agreement
96	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
97	Partial Release and/or Prepayment Description	Loan Agreement

Count	Characteristic	Source Document
98	Amortization Type During Initial Term	Loan Agreement
99	Amortization Type During Extensions	Loan Agreement
100	IO Number of Months	Loan Agreement
101	Amort Number of Months	Loan Agreement
102	Amortization Start Date	Loan Agreement
103	Original Amortization Term	Loan Agreement
104	Appraisal Valuation Date	Appraisal Report
105	As-Is Appraised Value	Appraisal Report
106	Stabilized Appraised Value	Appraisal Report
107	Appraisal Anticipated Stabilization Date	Appraisal Report
108	USPAP Appraisal (Y/N)	Appraisal Report
109	FIRREA Appraisal (Y/N)	Appraisal Report
110	Collateral Interest Cut-off Date (As-Is) LTV Ratio	Refer to Calculation Procedures below
111	Collateral Interest Adjusted Cut-Off Date LTV	Refer to Calculation Procedures below
112	Adjusted Total Debt Cut-Off Date LTV	Refer to Calculation Procedures below
113	Committed Collateral Interest (Stabilized) LTV Ratio	Refer to Calculation Procedures below
114	Collateral Interest Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
115	Third Most Recent As Of Date	Underwriting Model
116	Third Most Recent Actual Revenues	Underwriting Model
117	Third Most Recent Actual Expenses	Underwriting Model
118	Third Most Recent Actual NOI	Underwriting Model
119	Third Most Recent Actual NCF	Underwriting Model
120	Second Most Recent As Of Date	Underwriting Model
121	Second Most Recent Actual Revenues	Underwriting Model
122	Second Most Recent Actual Expenses	Underwriting Model
123	Second Most Recent Actual NOI	Underwriting Model
124	Second Most Recent Actual NCF	Underwriting Model
125	Most Recent As Of Date	Underwriting Model
126	Most Recent Actual Revenues	Underwriting Model
127	Most Recent Actual Expenses	Underwriting Model
128	Most Recent Actual NOI	Underwriting Model
129	Most Recent Actual NCF	Underwriting Model
130	Collateral Interest Most Recent NOI DSCR	Refer to Calculation Procedures below
131	Collateral Interest Most Recent NCF DSCR	Refer to Calculation Procedures below
132	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Refer to Calculation Procedures below
133	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Refer to Calculation Procedures below

Count	Characteristic	Source Document
134	Underwritten Occupancy %	Underwriting Model
135	Underwritten Revenues	Underwriting Model
136	Underwritten Expenses	Underwriting Model
137	Underwritten NOI	Underwriting Model
138	Underwritten Reserves	Underwriting Model
139	Underwritten NCF	Underwriting Model
140	Collateral Interest Underwritten NOI DSCR	Refer to Calculation Procedures below
141	Collateral Interest Underwritten NCF DSCR	Refer to Calculation Procedures below
142	Total Debt Underwritten NOI DSCR	Refer to Calculation Procedures below
143	Total Debt Underwritten NCF DSCR	Refer to Calculation Procedures below
144	Cut-off Date Collateral Interest Underwritten NOI Debt Yield	Refer to Calculation Procedures below
145	Cut-off Date Collateral Interest Underwritten NCF Debt Yield	Refer to Calculation Procedures below
146	Total Debt Underwritten NOI DY	Refer to Calculation Procedures below
147	Total Debt Underwritten NCF DY	Refer to Calculation Procedures below
148	Underwritten Stabilized Occupancy %	Underwriting Model
149	Underwritten Stabilized Revenues	Underwriting Model
150	Underwritten Stabilized Expenses	Underwriting Model
151	Underwritten Stabilized NOI	Underwriting Model
152	Underwritten Stabilized Reserves	Underwriting Model
153	Underwritten Stabilized NCF	Underwriting Model
154	Fully Funded Collateral Interest Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
155	Fully Funded Collateral Interest Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
156	Fully Funded Collateral Interest Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
157	Fully Funded Collateral Interest Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
158	Appraisal Stabilized Occupancy %	Underwriting Model
159	Appraisal Stabilized Revenues	Underwriting Model
160	Appraisal Stabilized Expenses	Underwriting Model
161	Appraisal Stabilized NOI	Underwriting Model
162	Appraisal Stabilized Reserves	Underwriting Model
163	Appraisal Stabilized NCF	Underwriting Model
164	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
165	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
166	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below

Count	Characteristic	Source Document
167	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
168	Loan Cross Portfolio Name	None – Company Provided
169	Lien Position	Title Policy
170	Full Recourse (Y/N/Partial)	Guaranty
171	Recourse Provisions	Guaranty
172	Recourse Carveout Guarantor	Loan Agreement/Guaranty
173	Title Vesting (Fee/Leasehold/Both)	Title Policy
174	Ground Lease Payment (Annual)	Ground Lease
175	Ground Lease Initial Expiration Date	Ground Lease
176	Ground Lease Extension (Y/N)	Ground Lease
177	# of Ground Lease Extension Options	Ground Lease
178	Ground Lease Expiration Date with Extension	Ground Lease
179	Type of Lockbox	Loan Agreement/CMA
180	Cash Management (Springing/In-place)	Loan Agreement/CMA
181	Lockbox Trigger Event	Loan Agreement/CMA
182	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
183	Environmental Escrow (Cut-off Date)	Servicer Report
184	Tax Escrow (Cut-off Date)	Servicer Report
185	Tax Escrow (Monthly)	Servicer Report
186	Springing Tax Escrow Description	Loan Agreement/Servicer Report
187	Insurance Escrow (Cut-off Date)	Servicer Report
188	Insurance Escrow (Monthly)	Servicer Report
189	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
190	Replacement Reserve (Cut-off Date)	Servicer Report
191	Replacement Reserve (Monthly)	Servicer Report
192	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
193	TI/LC Reserve (Cut-off Date)	Servicer Report
194	Monthly TI/LC Reserve ($)	Servicer Report
195	Springing TI/LC Reserve Description	Loan Agreement/Servicer Report
196	Cut-off Other Reserve 1 ($)	Servicer Report
197	Other Escrow 1 (Monthly)	Servicer Report
198	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
199	Cut-off Other Reserve 2 ($)	Servicer Report
200	Other Escrow 2 (Monthly)	Servicer Report
201	Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Servicer Report
202	Engineering Report Date	Property Condition Report
203	Environmental Report Date (Phase I)	ESA Phase I Report

Count	Characteristic	Source Document
204	Environmental Report Date (Phase II)	Not Applicable
205	Environmental Insurance (Y/N)	Insurance Certificate
206	Seismic Report Date	Seismic Report
207	Seismic PML %	Seismic Report
208	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
209	Single-Tenant (Y/N)	Rent Roll
210	Property Manager	Loan Agreement/Property Management Agreement
211	TIC (Y/N)	Loan Agreement
212	Max Number of TICs	Loan Agreement
213	Single Purpose Borrower (Y/N)	Loan Agreement
214	Independent Director (Y/N)	Loan Agreement
215	Borrower Non Consolidation Opinion (Y/N)	Loan Agreement
216	DST (Y/N)	Loan Agreement
217	IDOT (Y/N)	Loan Agreement
218	Largest Tenant Name	Rent Roll
219	Largest Tenant SqFt	Rent Roll
220	Largest Tenant Exp Date	Rent Roll
221	2nd Largest Tenant Name	Rent Roll
222	2nd Largest Tenant SqFt	Rent Roll
223	2nd Largest Tenant Exp Date	Rent Roll
224	3rd Largest Tenant Name	Rent Roll
225	3rd Largest Tenant SqFt	Rent Roll
226	3rd Largest Tenant Exp Date	Rent Roll
227	4th Largest Tenant Name	Rent Roll
228	4th Largest Tenant Sqft	Rent Roll
229	4th Largest Tenant Exp Date	Rent Roll
230	5th Largest Tenant Name	Rent Roll
231	5th Largest Tenant Sqft	Rent Roll
232	5th Largest Tenant Exp Date	Rent Roll

Calculation Procedures

With respect to Characteristic 25, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($) (as defined below), (ii) the Fully Funded Mortgage Loan Rate % and (iii) a fraction equal to 365/360.

The “Mortgage Loan Cut-off Date Balance ($)” is equal to the sum of (a) Collateral Interest Cut-off Date Balance ($) and (b) the Cut-off Date Pari Passu Debt ($).

With respect to Characteristic 26, we recomputed the Annual Debt Service Payment (P&I) by using Mortgage Loan Cut-off Date Balance ($), Fully Funded Mortgage Loan Rate % and Amort Number of Months. With respect to the Collateral Interest identified on the Data File as “300 Tice Boulevard,” we were instructed by representatives of the Company to replace the Mortgage Loan Cut-off Date Balance ($) with $26,230,000 in the calculation above. This procedure was not performed for those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Balloon.”

With respect to Characteristic 27, we recomputed the Annual Debt Service Payment (Cap) as the product of (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Rate Cap and (c) a fraction equal of 365/360. For those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Amortizing Balloon,” we recomputed by using Mortgage Loan Cut-off Date Balance ($), Mortgage Rate Cap and Amort Number of Months. With respect to the Collateral Interest identified on the Data File as “300 Tice Boulevard,” we were instructed by representatives of the Company to replace the Mortgage Loan Cut-off Date Balance ($) with $26,230,000 in the calculation above.

With respect to Characteristic 28, we recomputed the Fully Funded Annual Debt Service Payment ($) as the product of (a) the sum of (x) Mortgage Loan Cut-off Date Balance ($), (y) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($) and (z) Cut-off Date Pari Passu Future Funding Remaining Balance (as defined below), (b) Fully Funded Mortgage Loan Rate % and (c) a fraction equal of 365/360. For those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Amortizing Balloon,” we recomputed by using product of (a) the sum of (x) Mortgage Loan Cut-off Date Balance ($), (y) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($) and (z) Cut-off Date Pari Passu Future Funding Remaining Balance, (b) Fully Funded Mortgage Loan Rate % and (c) Amort Number of Months. With respect to the Collateral Interest identified on the Data File as “300 Tice Boulevard,” we were instructed by representatives of the Company to replace the Mortgage Loan Cut-off Date Balance ($) with $26,230,000 in the calculation above.

The “Cut-off Date Pari Passu Future Funding Remaining Balance” was derived from the Servicer Report as provided by the Company.

With respect to Characteristic 34, we recomputed the Collateral Interest % of Total Cut-off Date Balance by dividing the Collateral Interest Cut-off Balance ($) by the sum of the Collateral Interest Cut-off Date Balances ($) of all the Collateral Interests.

With respect to Characteristic 35, we set the Collateral Interest Balloon Payment ($) equal to the sum of (a) Collateral Interest Cut-off Date Balance ($) and (b) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($). For those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Amortizing Balloon,” we recomputed the Collateral Interest Balloon Payment ($) using the First Payment Date, IO Number of Months, Annual Debt Service (P&I), the sum of (a) Collateral Interest Cut-off Date Balance ($) and (b) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($), Interest Accrual Basis, Initial Maturity Date and Fully Funded Mortgage Loan Rate %. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Balloon Payment ($) for each related mortgaged property is equal to the product of the (a) Collateral Interest Balloon Payment ($) for the related Collateral Interest and (b) related Allocable Share.

With respect to Characteristic 36, we recomputed the Collateral Interest Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 37, we recomputed the Committed Collateral Interest Cut-off Date Balance / Unit ($) by dividing the (a) sum of the (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($) and (iii) Cut-off Date Pari Passu Future Funding Remaining Balance by (b) No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Collateral Interest Cut-off Date Balance / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 38, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the sum of (a) the Collateral Interest Balloon Payment ($) and (b) the Cut-off Date Pari Passu Debt ($) by the No of Units. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Balloon Payment / Unit ($) for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 42, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 45, we recomputed the Cut-off Date Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of December 15, 2021 (the “Cut-off Date.”)

With respect to Characteristic 66, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 69, we recomputed the Cut-off Date Mortgage Rate as the sum of (x) the Mortgage Loan Cut-off Date Gross Margin and (y) the greater of the (i) LIBOR Floor % and (ii) “Assumed LIBOR” of 0.09% or for the Collateral Interests identified on the Data File as “Shippan Landing” and “Bishop’s Lodge,” the sum of the (i) “Assumed Term SOFR” of 0.049670% and (ii) “Assumed SOFR Adjustment” of 0.114480% (as stipulated by representatives of the Company) and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 84, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of (x) the Fully Funded Mortgage Loan Margin % and (y) the greater of the (i) LIBOR Floor % and (ii) “Assumed LIBOR” of 0.09% or for the Collateral Interests identified on the Data File as “Shippan Landing” and “Bishop’s Lodge,” the sum of (i) Assumed Term SOFR and (ii) Assumed SOFR Adjustment and applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction.

With respect to Characteristic 85, we recomputed the B Note / Mezz Loan % by dividing Cut-off Date Subordinate Debt ($) by the sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) the Cut-off Date Subordinate Debt ($). This procedure was performed for only those Collateral Interests where Cut-off Date Subordinate Debt ($) is greater than $0 and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the B Note / Mezz Loan % for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 86, we recomputed the Pari Passu % by dividing Cut-off Date Pari Passu Debt ($) by the Mortgage Loan Cut-off Date Balance ($). This procedure was performed for only those Collateral Interests where Cut-off Date Pari Passu Debt ($) is greater than $0 and, with respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Pari

Passu % for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 110, we recomputed the Collateral Interest Cut-off Date (As-Is) LTV Ratio by dividing the (a) the Mortgage Loan Cut-off Date Balance ($) by (b) the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Cut-off Date (As-Is) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 111, we recomputed the Collateral Interest Adjusted Cut-off Date LTV by dividing the (a) Mortgage Loan Cut-off Date Balance ($) less (i) the Engineering/Deferred Maintenance Escrow (Cut-off Date), (ii) the Replacement Reserve (Cut-off Date), (iii) the TI/LC Reserve (Cut-off Date), (iv) the Cut-off Other Reserve 1($) and (v) the Cut-off Other Reserve 2 ($), as applicable by (b) As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Adjusted Cut-off Date LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 112, we recomputed the Adjusted Total Debt Cut-off Date LTV by dividing the (a) sum of (i) the Mortgage Loan Cut-off Date Balance ($) and (ii) the Cut-off Date Subordinate Debt ($) less (i) the Engineering/Deferred Maintenance Escrow (Cut-off Date), (ii) the Replacement Reserve (Cut-off Date), (iii) the TI/LC Reserve (Cut-off Date), (iv) the Cut-off Other Reserve 1($) and (v) the Cut-off Other Reserve 2 ($), as applicable by (b) As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Adjusted Total Debt Cut-off Date LTV for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 113, we recomputed the Committed Collateral Interest (Stabilized) LTV Ratio by dividing the (a) sum of the (i) Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($) and (iii) Cut-off Date Pari Passu Future Funding Remaining Balance by (b) Stabilized Appraised Value, if any, or else by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Committed Collateral Interest (Stabilized) LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 114, we recomputed the Collateral Interest Maturity Date Stabilized LTV Ratio by dividing the (a) sum of the (i) Collateral Interest Balloon Payment ($), (ii) Cut-off Date Pari Passu Debt ($) and (iii) Cut-off Date Pari Passu Future Funding Remaining Balance by (b) Stabilized Appraised Value, if any, or else by the As-Is Appraised Value. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Maturity Date Stabilized LTV Ratio for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 130, we recomputed the Collateral Interest Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the (a) Annual Debt Service Payment (IO) or (b) for those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Amortizing Balloon,” Annual Debt Service Payment (P&I). This procedure was only performed for those Collateral Interests with a Most Recent Actual NOI. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Most Recent NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 131, we recomputed the Collateral Interest Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the (a) Annual Debt Service Payment (IO) or (b) for those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Amortizing Balloon,” Annual Debt Service Payment (P&I). This procedure was only performed for those Collateral

Interests with a Most Recent Actual NCF. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Most Recent NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 132, we recomputed the Cut-off Date Collateral Interest Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Collateral Interests with a Most Recent Actual NOI. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Collateral Interest Most Recent NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 133, we recomputed the Cut-off Date Collateral Interest Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Collateral Interests with a Most Recent Actual NCF. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Collateral Interest Most Recent NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 140, we recomputed the Collateral Interest Underwritten NOI DSCR by dividing the Underwritten NOI by the (a) Annual Debt Service Payment (IO) or (b) for those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Amortizing Balloon,” Annual Debt Service Payment (P&I). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Underwritten NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “Shippan Landing,” “300 East 42nd Street,” “Dayton’s Center,” “57 Willoughby,” “145 South Wells,” “195 Montague,” “Davean and Meadow Portfolio,” “Campion at Lafayette,” “San Antonio Office Portfolio,” “One on 4th,” “140-142 west 4th Street,” “300 Tice Boulevard,” “504-506 La Guardia” and “10 Grand Avenue” we did not perform such calculation and were instructed by representatives of the Company to assume that the Collateral Interest Underwritten NOI DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 141, we recomputed the Collateral Interest Underwritten NCF DSCR by dividing the Underwritten NCF by the (a) Annual Debt Service Payment (IO) or, (b) for those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Amortizing Balloon,” Annual Debt Service Payment (P&I). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Collateral Interest Underwritten NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “Shippan Landing,” “300 East 42nd Street,” “Dayton’s Center,” “57 Willoughby,” “145 South Wells,” “195 Montague,” “Davean and Meadow Portfolio,” “Studebaker Technology Center & Office Campus,” “Campion at Lafayette,” “San Antonio Office Portfolio,” “One on 4th,” “140-142 west 4th Street,” “300 Tice Boulevard,” “504-506 La Guardia” and “10 Grand Avenue” we did not perform such calculation and were instructed by representatives of the Company to assume that the Collateral Interest Underwritten NCF DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 142, we recomputed the Total Debt Underwritten NOI DSCR by dividing the Underwritten NOI by the sum of the (a) Annual Debt Service Payment (IO) and (b) Subordinate Debt Annual Debt Service (as defined below). For those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Amortizing Balloon,” clause (a) of this calculation was replaced with Annual Debt Service Payment (P&I). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Total Debt Underwritten NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “Shippan Landing,” “300 East 42nd Street,” “Dayton’s Center,” “57 Willoughby,” “145 South Wells,” “195 Montague,” “Davean and

Meadow Portfolio,” “Campion at Lafayette,” “San Antonio Office Portfolio,” “One on 4th,” “140-142 west 4th Street,” “300 Tice Boulevard,” “504-506 La Guardia” and “10 Grand Avenue” we did not perform such calculation and were instructed by representatives of the Company to assume that the Total Debt Underwritten NOI DSCR for each such Collateral Interest is equal to 1.00.

The “Subordinate Debt Annual Debt Service” was recomputed as the product of (i) Cut-off Date Subordinate Debt ($), (ii) subordinate debt interest rate, as specified in the Mezzanine Loan Document, and (iii) a fraction equal to 365/360.

With respect to Characteristic 143, we recomputed the Total Debt Underwritten NCF DSCR by dividing the Underwritten NCF by the sum of (a) Annual Debt Service Payment (IO) and (b) Subordinate Debt Annual Debt Service. For those Collateral Interests with an Amortization Type During Initial Term of “Interest Only, Amortizing Balloon,” clause (a) of this calculation was replaced with Annual Debt Service Payment (P&I). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Total Debt Underwritten NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “Shippan Landing,” “300 East 42nd Street,” “Dayton’s Center,” “57 Willoughby,” “145 South Wells,” “195 Montague,” “Davean and Meadow Portfolio,” “Studebaker Technology Center & Office Campus,” “Campion at Lafayette,” “San Antonio Office Portfolio,” “One on 4th,” “140-142 west 4th Street,” “300 Tice Boulevard,” “504-506 La Guardia” and “10 Grand Avenue” we did not perform such calculation and were instructed by representatives of the Company to assume that the Total Debt Underwritten NCF DSCR for each such Collateral Interest is equal to 1.00.

With respect to Characteristic 144, we recomputed the Cut-off Date Collateral Interest Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Collateral Interest Underwritten NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “300 East 42nd Street,” “Dayton’s Center” and “145 South Wells” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Collateral Interest Underwritten NOI Debt Yield for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 145, we recomputed the Cut-off Date Collateral Interest Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Mortgage Loan Cut-off Date Balance ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Cut-off Date Collateral Interest Underwritten NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “300 East 42nd Street,” “Dayton’s Center,” “145 South Wells” and “San Antonio Office Portfolio” we did not perform such calculation and were instructed by representatives of the Company to assume that the Cut-off Date Collateral Interest Underwritten NCF Debt Yield for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 146, we recomputed the Total Debt Underwritten NOI DY by dividing the Underwritten NOI by the sum of the (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date Subordinate Debt. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Total Debt Underwritten NOI DY for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “300 East 42nd Street,” “Dayton’s Center” and “145 South Wells” we did not perform such calculation and were instructed by representatives of the Company to assume that the Total Debt Underwritten NOI DY for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 147, we recomputed the Total Debt Underwritten NCF DY by dividing the Underwritten NCF by the sum of the (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date

Subordinate Debt. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Total Debt Underwritten NCF DY for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest. Further, with respect to the Collateral Interests identified on the Data File as “300 East 42nd Street,” “Dayton’s Center,” “145 South Wells” and “San Antonio Office Portfolio” we did not perform such calculation and were instructed by representatives of the Company to assume that the Total Debt Underwritten NCF DY for each such Collateral Interest is equal to 0.0%.

With respect to Characteristic 154, we recomputed the Fully Funded Collateral Interest Underwritten Stabilized NOI DSCR by dividing the (a) Underwritten Stabilized NOI by (b) Fully Funded Annual Debt Service Payment ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Collateral Interest Underwritten Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 155, we recomputed the Fully Funded Collateral Interest Underwritten Stabilized NCF DSCR by dividing the (a) Underwritten Stabilized NCF by (b) Fully Funded Annual Debt Service Payment ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Collateral Interest Underwritten Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 156, we recomputed the Fully Funded Collateral Interest Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the sum of the (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($) and (c) Cut-off Date Pari Passu Future Funding Remaining Balance. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Collateral Interest Underwritten Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 157, we recomputed the Fully Funded Collateral Interest Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the sum of the (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($) and (c) Cut-off Date Pari Passu Future Funding Remaining Balance. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Collateral Interest Underwritten Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 164, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NOI DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 165, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment ($). With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NCF DSCR for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 166, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of the sum of the (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($) and (c) Cut-off Date Pari Passu Future Funding Remaining Balance. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage

Loan Appraised Stabilized NOI Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

With respect to Characteristic 167, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of the sum of the (a) Mortgage Loan Cut-off Date Balance ($), (b) Mortgage Loan Cut-off Date Future Funding Remaining Balance ($) and (c) Cut-off Date Pari Passu Future Funding Remaining Balance. With respect to those Collateral Interests indicated on the Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraised Stabilized NCF Debt Yield for each related mortgaged property is equal to the corresponding amount recomputed for such Collateral Interest.

Appendix B

Missing Source Documents

Delayed Close Collateral Interests	Missing Source Document[4]
Shippan Landing	Loan Agreement, Mezzanine Loan Document, Settlement Statement, Title Policy, Guaranty, CMA, ESA Phase I report, Insurance Certificate, Property Management Agreement, Non-Consolidation Opinion and Interest Rate Cap Agreement
Bishop’s Lodge	Loan Agreement, Mezzanine Loan Document, Settlement Statement, Title Policy, Guaranty, CMA, Insurance Certificate, Property Management Agreement, Non-Consolidation Opinion and Interest Rate Cap Agreement

4 With respect to the calculation procedures that contained Characteristics related to the missing source documents noted above, we were instructed by representatives of the Company to use the respective information set forth on the Data File, for such Characteristic,  for purposes of such procedures.